Investments - Mortgage Loan Valuation Allowance (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Mortgage loans and reinsurance recoverables, Changes in financing receivable valuation allowance
Beginning balance, Financing receivable valuation allowance	$ 135.4	$ 83.2	$ 83.2	$ 46.4	$ 48.9
Provision: Financing receivable valuation allowance	50.6	23.9	51.1	34.7	(5.7)
Charge-offs: Financing receivable valuation allowance	(11.9)	(0.1)	(0.4)	(0.2)	(0.5)
Recoveries: Financing receivable valuation allowance	0.4	0.7	1.5	2.3	3.7
Ending balance, Financing receivable valuation allowance	174.5	107.7	135.4	83.2	46.4
Commercial mortgage loans
Mortgage loans and reinsurance recoverables, Changes in financing receivable valuation allowance
Beginning balance, Financing receivable valuation allowance	126.1	75.5	75.5	42.0	40.5
Provision: Financing receivable valuation allowance	48.2	23.4	50.6	33.5	1.5
Charge-offs: Financing receivable valuation allowance	(11.8)
Ending balance, Financing receivable valuation allowance	$ 162.5	98.9	$ 126.1	75.5	42.0
Mortgage loans, Days delinquent to be analyzed for valuation allowance	60 days		60 days
Residential mortgage loans
Mortgage loans and reinsurance recoverables, Changes in financing receivable valuation allowance
Beginning balance, Financing receivable valuation allowance	$ 6.1	5.0	$ 5.0	1.7	5.7
Provision: Financing receivable valuation allowance	2.5	0.5		1.2	(7.2)
Charge-offs: Financing receivable valuation allowance	(0.1)	(0.1)	(0.4)	(0.2)	(0.5)
Recoveries: Financing receivable valuation allowance	0.4	0.7	1.5	2.3	3.7
Ending balance, Financing receivable valuation allowance	$ 8.9	6.1	$ 6.1	5.0	1.7
Mortgage loans, Days delinquent to be analyzed for valuation allowance	60 days		60 days
Reinsurance recoverables
Mortgage loans and reinsurance recoverables, Changes in financing receivable valuation allowance
Beginning balance, Financing receivable valuation allowance	$ 3.2	2.7	$ 2.7	2.7	2.7
Provision: Financing receivable valuation allowance	(0.1)		0.5
Ending balance, Financing receivable valuation allowance	3.1	2.7	3.2	2.7	2.7
Other financing receivables
Mortgage loans and reinsurance recoverables, Changes in financing receivable valuation allowance
Beginning balance, Financing receivable valuation allowance	0.0	0.0	0.0	0.0
Ending balance, Financing receivable valuation allowance	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0